Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Sierra Metals Inc.
Entity Central Index Key	0001705259
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	162,810,553
Entity Interactive Data Current	Yes
Entity File Number	001-38141
Document Annual Report	true